Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Checking and saving accounts	$ 122,184	$ 210,818
Cash on hand	240	263
Cash and cash equivalents	$ 122,424	$ 211,081	$ 119,065	$ 158,732